Derivative financial instruments - Disclosure of effect on the reserves as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedging reserve
Reserve of cash flow hedges, beginning of period	£ (2,448)	£ (2,895)
Currency translation movements	24	20
Hedging (losses)/gains for the year	2,630	(1,369)
Amounts reclassified in relation to cash flows affecting profit or loss	(506)	1,950	£ 1,158
Tax	(607)	(154)	(1,002)
Reserve of cash flow hedges, end of period	(907)	(2,448)	(2,895)
Currency translation reserve
Currency translation reserve, beginning of period	3,690	3,783
Currency translation movements	(1,640)	(194)
Hedging (losses)/gains for the year	499	50
Amounts reclassified in relation to cash flows affecting profit or loss	34	1
Tax	(49)	50	33
Currency translation reserve, end of period	£ 2,534	£ 3,690	£ 3,783